Updating Summary Prospectus
for Variable Deferred Annuity Contracts
Issued by
Horace Mann Life Insurance Company
May 1, 2025
This Updating Summary Prospectus summarizes key features of the Contract (“Variable Deferred Annuity Contracts”). This Updating Summary Prospectus also provides a summary of Contract features that have changed.
The prospectus for the Variable Deferred Annuity Contracts contains more information about the Contract, including its features, benefits, and risks. You can find the prospectus and other information about the Contract online at dfinview.com/HoraceMann/TAHD/SA. You can also obtain this information at no cost by calling 1-800-999-1030 or by sending an email request to contactcenterannuity@horacemann.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved this contract or passed upon the adequacy of this summary prospectus. Any representation to the contrary is a criminal offense.
To receive prospectuses and other annuity-related documents electronically, sign-up for eDelivery. Visit https://customer.horacemann.com/MyAccount/Login/Login to register or log in to Your account. Your eDelivery preferences can be found on the eCommunications tab in My Profile.
This prospectus and the Underlying Fund prospectuses are also available online at dfinview.com/HoraceMann/TAHD/SA.
We appreciate Your cooperation as we work to reduce the volume of paper we distribute. While we’re committed to providing you with the information you need in the format you prefer, we are always looking for ways to reduce paper use.

Definitions
Account Value: The sum of the Fixed Account Value and the Variable Account Value.
Annuity Date: The date Annuity Payments begin. The criteria for setting an Annuity Date are set forth in Your Contract, and the anticipated Annuity Date is shown on the Annuity Data pages of Your Contract.
In addition, Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Contracts (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 73.
Contract: The individual flexible premium deferred variable annuity contract this prospectus offers.
Contract Owner (You, Your): The individual or entity to whom the Contract is issued.
Fixed Account Value: The dollar value of the fixed account under the Contract before Annuity Payments begin.
HMLIC, We, Us, Our: Horace Mann Life Insurance Company.
Investment Options: The fixed account and the Underlying Funds in which the Subaccounts invest.
Portfolio Companies, Underlying Funds: All open-end management investment companies registered under the Act that are listed in this document and are available for investment by the Separate Account.
Separate Account: The Horace Mann Life Insurance Company Separate Account, a segregated variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended (the “Act”).
Subaccount: A division of the Separate Account that invests in shares of a corresponding Underlying Fund.
Unit Investment Trust (or “UIT”): A type of investment company, regulated and separately registered and regulated by the SEC under the Investment Company Act of 1940. The Separate Account is registered as a UIT. The UIT referenced in this prospectus is open-ended, meaning there can be continuous purchases of shares of the Underlying Funds. Variable Annuity Payments are deposited in the UIT and allocated to the Subaccounts each of which invests in a specified Underlying Fund, which is separately registered under the Investment Company Act of 1940.
Variable Account Value: The dollar value of the Subaccount(s) under the Contract before Annuity Payments begin. This dollar value will vary based on the investment performance of the corresponding Underlying Fund(s).

Updated Information about Your Contract
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the prospectus dated May 1, 2024. This may not reflect all of the changes that have occurred since You entered into Your Contract.
Benefit-Related Changes
No Benefit Related Changes have occurred since the last prospectus.
Underlying Fund-Related Changes
The Janus Henderson Global Technology and Innovation Fund Class S was added to your platform on May 1, 2025.

Important Information You Should Consider About the Contract
	Fees and Expenses	Location in Statutory Prospectus
Charges For Early Withdrawals
Annuity Alternatives - If You make a withdrawal from or surrender the
Contract during the first 5 Contract Years, You may be assessed a surrender charge up to 8.0% of the amount withdrawn or surrendered.
If You make a withdrawal, transfer or surrender from the fixed account at any time other than on the renewal date through age 65, You will be assessed an early withdrawal penalty of 5% of the amount withdrawn, transferred or surrender from the fixed account.
For example, if You make an early withdrawal, You could pay a surrender charge of up to $8,000 and an early withdrawal penalty of $5,000 on a
$100,000 investment.
Annuity Alternatives 2 - If You make a withdrawal from or surrender the
Contract during the first 5 Contract Years, You may be assessed a surrender charge up to 8.0% of the amount withdrawn or surrendered.
For issue ages 0-54, If You make a withdrawal, transfer or surrender from the fixed account at any time other than on the renewal date until the Contract anniversary prior to the Annuitant’s attainment of age 65, You will be assessed an early withdrawal penalty of 5% of the amount withdrawn, transferred or surrender from the fixed account. Upon the Contract anniversary prior to the
Annuitant’s attainment of age 65, the early withdrawal penalty will decrease by
1% per year. For issues ages 55 and older, there is no early withdrawal penalty.
For example, if You make an early withdrawal, You could pay a surrender charge of up to $8,000 and an early withdrawal penalty of up to $5,000 on a
$100,000 investment.
Tennessee Matching Funds Group Annuity – The Contract does not include any charges and/or fees for withdrawals or surrenders from the
Contract.
Surrender charges are applied to surrenders and withdrawals based on the effective date of the Contract and not on the date the premium payment is made.
The Contract - Deductions and Expenses - Surrender Charges
Transaction Charges	Aside from the charges for early withdrawals described above and potential premium taxes, there are no charges for Contract Owner transactions.	The Contract - Transactions
Ongoing Fees and Expenses (Annual Charges)
The table below describes the fees and expenses that You may pay each year, depending on the options You choose. Please refer to Your Contract data page for information about the specific fees You will pay each year based on the options You have elected.

	Fees and Expenses			Location in Statutory Prospectus
	Annual Fee	Minimum	Maximum
The Contract -
Deductions and
Expenses -
Mortality and
Expense Risk Fee
(“M&E Fee”)

The Contract -
Deductions and
Expenses - Annual
Maintenance Fee

Additional
Information About
Fees - Annual
Portfolio Company
Expenses

	Base Contract Annuity Alternatives Annuity Alternatives 2 Tennessee Matching Funds Group Annuity	1.27% of the Total Accumulation Value 1.27% of the Total Accumulation Value 0.95% of the Total Accumulation Value	1.27% of the Total Accumulation Value 1.27% of the Total Accumulation Value 0.95% of the Total Accumulation Value
	Investment Options( Portfolio Company Fees and Expenses)	0.13% as a percentage of Portfolio Company assets	1.30% as a percentage of Portfolio Company assets
	Optional Benefits Available for an Additional Charge (For a Single Optional Benefit, if Elected)	No optional benefits are available.	No optional benefits are available.
Because Your Contract is customizable, the choices You make affect how much
You will pay. To help You understand the cost of owning Your Contract, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	LOWEST ANNUAL COST:	HIGHEST ANNUAL COST:
	Annuity Alternatives and Annuity Alternatives 2 $1,421	Annuity Alternatives and Annuity Alternatives 2 $2,589
	TN Matching Funds Group Annuity $1,096	TN Matching Funds Group Annuity $2,267
	Assumes:	Assumes:
Investment of $100,000
●5% annual appreciation
●Least expensive combination of
Portfolio Company fees and
expenses
●No optional benefits
●No sales charges
●No additional purchase payments,
transfers or withdrawals

Investment of $100,000
●5% annual appreciation
●Most expensive combination of
Portfolio Company fees and
expenses and optional benefits
●No sales charges
●No additional purchase payments,
transfers or withdrawals

Risks
Risk of Loss	You can lose money by investing in this Contract, including loss of principal.			Principal Risks of Investing in the Contract – Risk of Loss

	Risks	Location in Statutory Prospectus
Not a Short-term Investment
This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
Surrender charges may apply for up to 5 years for Annuity Alternatives and
Annuity Alternatives 2. Surrender charges will reduce the value of Your
Contract if You withdraw money during the surrender charge period. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long-time horizon.
Principal Risks of Investing in the Contract – Not a Short-term Investment
Risks Associated with Investment Options
An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment
Options available under the Contract (e.g., Portfolio Companies).
Each Investment Option (including any fixed account Investment Option)
will have its own unique risks.
You should review these Investment Options before making an investment decision.
Principal Risks of Investing in the Contract – Risks Associated with Investment Options
Insurance Company Risks
An investment in the Contract is subject to the risks related to Horace Mann
Life Insurance Company (HMLIC). Any obligations (including under any fixed account Investment Options), guarantees, or benefits are subject to the claims-paying ability of HMLIC. More information about HMLIC, including its financial strength ratings, is available upon request from HMLIC, and may be obtained by calling 1-800-999-1030 or visiting http://
www.horacemann.com/why-us/a-history-of-financial-strength.
Principal Risks of Investing in the Contract – Insurance Company Risks
Restrictions
Investments
HMLIC reserves the right to remove or substitute Underlying Funds as
Investment Options that are available under the Contract.
At any time before the Contract’s Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the fixed account of the
Contract, subject to certain restrictions.
We reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the
Contract for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund.
If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract
Owners, it will notify You in writing of any restrictions.

Horace Mann Life
Insurance
Company - The
Fixed Account -
The Separate
Account and the
Portfolio
Companies - The
Portfolio
Companies -
Selection of
Portfolio
Companies

The Contract -
Transactions -
Transfers

The Contract -
Transactions -
Market Timing

Optional Benefits	No optional benefits are available.

	Taxes	Location in Statutory Prospectus
Tax Implications
An investor should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the
Contract.
There is no additional tax benefit to the investor when the Contract is purchased through a tax-qualified plan or individual retirement account (IRA).
Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.
Generally, all or a portion of any distribution from a Non-Qualified Contract will be taxable as ordinary income and may be subject to tax penalties.
Tax Consequences - Taxation of Qualified Contracts Tax Consequences - Taxation of Non- Qualified Contracts
Conflicts of Interest
Investment Professional Compensation
Some investment professionals may receive compensation for selling a contract to investors. This compensation is typically paid in the form of commissions, but the sale of the Contract may also count toward the investment professional’s qualification for receipt of cash and non-cash compensation related to sales incentives or contests. These investment professionals may have a financial incentive to offer or recommend the Contract over another investment.
Other Information - Distribution of the Contract
Exchanges
Some investment professionals may have a financial incentive to offer an investor a new contract in place of the one he or she already owns. That investor should only exchange his or her existing Contract if he or she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him or her to purchase the new Contract rather than continue to own the existing contract.
The Contract - Transactions - Conversions/

Appendix A: Portfolio Companies Available Under the Contract

The following is a list of Portfolio Companies available under the Contracts. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at dfinview.com/HoraceMann/TAHD/SA. You can also request this information at no cost by calling 1-800-999-1030 or by sending an email request to contactcenterannuity@horacemann.com.
The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Type of Fund	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1-year	5-year	10-year
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2015 Portfolio SC2 / Fidelity Management and Research Co.	0.68%	6.21%	4.08%	5.11%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2025 Portfolio SC2 / Fidelity Management and Research Co.	0.73%	8.28%	5.52%	6.27%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2035 Portfolio SC2 / Fidelity Management and Research Co.	0.80%	10.77%	7.56%	8.01%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2045 Portfolio SC2 / Fidelity Management and Research Co.	0.86%	13.54%	9.06%	8.80%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2055 Portfolio SC2 / Fidelity Management and Research Co.	0.86%	13.61%	9.07%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2065 Portfolio SC2 / Fidelity Management and Research Co.	0.87%	13.61%	9.07%
Asset Allocation	Fidelity® VIP FundsManager® 20% SC2 / Fidelity Management and Research Co.	0.66%	5.39%	2.80%	3.16%
Asset Allocation	Fidelity® VIP FundsManager® 50% SC2 / Fidelity Management and Research Co.	0.79%	8.38%	5.60%	5.69%
Asset Allocation	Fidelity® VIP FundsManager® 60% SC2 / Fidelity Management and Research Co.	0.81%	9.45%	6.41%	6.51%
Asset Allocation	Fidelity® VIP FundsManager® 70% SC2 / Fidelity Management and Research Co.	0.83%	10.68%	7.40%	7.29%
Asset Allocation	Fidelity® VIP FundsManager® 85% SC2 / Fidelity Management and Research Co.	0.86%	12.38%	8.57%	8.45%

Type of Fund	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1-year	5-year	10-year
Large Value	American Funds IS Washington Mutual Investors Fund Class 4 / Capital Research and Management Company	0.75%	18.85%	11.92%	9.99%
Large Blend	Fidelity® VIP Index 500 Portfolio SC 2(1) / Fidelity Management & Research Co.	0.34%	24.59%	14.12%	12.71%
Large Blend	LVIP JPMorgan U.S. Equity Fund - Standard Class / J.P. Morgan Investment Management Inc.	0.65%	23.99%	15.74%	13.39%
Large Growth	American Funds IS Growth Fund Class 4 / Capital Research and Management Company	0.84%	31.29%	18.53%	16.29%
Mid Value	MFS VIT III Mid-Cap Value Portfolio Service Class / Massachusetts Financial Services Company	1.04%	13.52%	9.47%	8.78%
Mid Blend	CVT S&P Mid-Cap 400 Index Class F / Calvert Research and Management	0.53%	13.29%	9.77%	9.07%
Mid Growth	Allspring VT Discovery SMID Cap Growth Fundsm(1) / Allspring Global Investments, LLC	1.15%	18.13%	6.38%	9.20%
Small Value	JPMorgan Small Cap Value Fund(3) — A Shares / J.P. Morgan Investment Management Inc.	1.19%	8.72%	8.18%	9.32%
Small Blend	BNY Mellon Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares(1) / BNY Mellon Investment Adviser, Inc.	0.61%	7.96%	7.70%	8.33%
Small Growth	ClearBridge Variable Small Cap Growth 1 / Franklin Templeton Fund Adviser, LLC.	0.80%	4.50%	5.39%	7.93%
Small Growth	Lord Abbett Series Fund - Developing Growth Portfolio(2) / Lord Abbett & Co. LLC.	1.04%	22.18%	7.27%	8.59%
International Stock - Developed Markets	Fidelity® VIP Overseas Portfolio SC 2(1)(2) / Fidelity Management & Research Co.	0.98%	4.81%	5.50%	6.06%
International Stock - Developed Markets	MFS VIT II International Growth Portfolio Service Class / Massachusetts Financial Services Company	1.13%	8.76%	5.84%	7.56%

Type of Fund	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1-year	5-year	10-year
International Stock - Emerging Markets	American Funds IS New World Fund Class 4 / Capital Research and Management Company	1.07%	6.33%	4.29%	5.96%
Real Estate	Fidelity® VIP Real Estate SC2 / Fidelity Management & Research Co.	0.86%	6.25%	1.94%	3.67%
Technology	Janus Henderson Global Technology and Innovation Fund Class S / Janus Capital Management LLC.	0.97%	31.76%	17.80%	19.06%
Intermediate-Term Bond	Fidelity® VIP Investment Grade Bond Portfolio SC 2(1) / Fidelity Management & Research Co.	0.63%	1.50%	0.20%	1.68%
High Yield Bond	BlackRock High Yield V.I. Class III / BlackRock Advisers, LLC.	0.78%	7.85%	4.17%	4.74%
Global Bond	Templeton Global Bond VIP Fund — Class 4(2) / Franklin Advisers, Inc.	0.85%	-11.42%	-4.93%	-2.12%
Global Bond	Vanguard® VIF Global Bond Index / The Vanguard Group, Inc.	0.13%	2.03%	-0.23%
Balanced	American Funds IS Managed Risk Asset Allocation Fund – P2 / Capital Research and Management Company	0.90%	14.63%	5.30%	5.88%
Balanced	Wilshire VIT Global Allocation Fund(1) / Wilshire Advisors, LLC	1.30%	10.97%	5.86%	5.91%
Money Market	Goldman Sachs VIT Government Money Market Fund / Goldman Sachs Asset Management, L.P	0.18%	5.16%	2.42%	1.70%

*
These expenses reflect temporary fee reductions. The details about these waivers can be found in the Portfolio Company prospectus at dfinview.com/HoraceMann/TAHD/SA
(1)
The following Portfolio Companies are available for Variable Annuity Payments: Wilshire VIT Global Allocation Fund, Fidelity® VIP Index 500 Portfolio SC 2, Fidelity® VIP Overseas Portfolio SC 2, Fidelity® VIP Investment Grade Bond Portfolio SC 2, Allspring VT Discovery SMID Cap Growth Fund and BNY Mellon Investment Portfolios: Small Cap Stock Index Portfolio—Service Shares.
(2)
On and after May 1, 2019, Contract Owners may not begin or increase premium payment allocations or make new transfers to the Portfolio Companies. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the Portfolio Companies, they may continue the program(s), but may not begin or increase allocations.
(3)
This Portfolio Company is not available as an Investment Option in Non-Qualified Contracts.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This Summary Prospectus incorporates by reference the Variable Deferred Annuity Contracts prospectus and Statement of Additional Information (SAI), both dated May 1, 2025, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the prospectus or You can find the Statement of Additional Information online.
EDGAR Filing Number C000002944, C000007662, C000002947, C000007666